Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
NOTE 8. LEASES

We have operating and finance leases for certain facilities and equipment used in our operations. Our leases generally have remaining lease terms of up to 15 years. Some of our real estate operating leases contain renewal options that may be exercised, and some of our leases include options to terminate the leases within one year.

We have recognized a right-of-use asset for both operating and finance leases, and a corresponding lease liability that represents the present value of our obligation to make payments over the lease term. The present value of the lease payments is calculated using the incremental borrowing rate for operating and finance leases, which was determined using a portfolio approach based on the rate of interest that we would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. We use the unsecured borrowing rate and risk-adjust that rate to approximate a collateralized rate in the currency of the lease, which will be updated on a quarterly basis for measurement of new lease liabilities.

The components of lease expense were as follows:

	2020	2019
Operating lease cost	$5,896	$5,684
Finance lease cost:
Amortization of right-of-use assets	$287	$271
Interest on lease obligation	156	169
Total finance lease cost	$443	$440

The following table provides supplemental cash flows information related to leases:

	2020	2019
Cash Flows from Operating Activities
Cash paid for amounts included in lease obligations:
Operating cash flows from operating leases	$4,852	$4,583

Supplemental Lease Cash Flow Disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease obligations	$5,270	$7,818
The following tables set forth supplemental balance sheet information related to leases at December 31:

	2020	2019
Operating Leases
Operating lease right-of-use assets	$24,714	$24,039

Accounts payable and accrued liabilities	$3,537	3,451
Operating lease obligation	22,202	21,804
Total operating lease obligation	$25,739	$25,255

Finance Leases
Property, plant and equipment, at cost	$3,586	$3,534
Accumulated depreciation and amortization	(1,361)	(1,296)
Property, plant and equipment, net	$2,225	$2,238

Current portion of long-term debt	$189	$162
Long-term debt	1,847	1,872
Total finance lease obligation	$2,036	$2,034

	2020	2019
Weighted-Average Remaining Lease Term (years)
Operating leases	8.5	8.4
Finance leases	9.9	10.3

Weighted-Average Discount Rate
Operating leases	4.1%	4.2%
Finance leases	8.1%	8.4%

The following table provides the expected future minimum maturities of lease obligations:

	Operating Leases	Finance Leases
2021	$4,808	$350
2022	4,527	333
2023	4,094	300
2024	3,560	276
2025	2,904	272
Thereafter	11,230	1,609
Total lease payments	31,123	3,140
Less: imputed interest	(5,384)	(1,104)
Total	$25,739	$2,036

Leases
NOTE 8. LEASES

We have operating and finance leases for certain facilities and equipment used in our operations. Our leases generally have remaining lease terms of up to 15 years. Some of our real estate operating leases contain renewal options that may be exercised, and some of our leases include options to terminate the leases within one year.

We have recognized a right-of-use asset for both operating and finance leases, and a corresponding lease liability that represents the present value of our obligation to make payments over the lease term. The present value of the lease payments is calculated using the incremental borrowing rate for operating and finance leases, which was determined using a portfolio approach based on the rate of interest that we would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. We use the unsecured borrowing rate and risk-adjust that rate to approximate a collateralized rate in the currency of the lease, which will be updated on a quarterly basis for measurement of new lease liabilities.

The components of lease expense were as follows:

	2020	2019
Operating lease cost	$5,896	$5,684
Finance lease cost:
Amortization of right-of-use assets	$287	$271
Interest on lease obligation	156	169
Total finance lease cost	$443	$440

The following table provides supplemental cash flows information related to leases:

	2020	2019
Cash Flows from Operating Activities
Cash paid for amounts included in lease obligations:
Operating cash flows from operating leases	$4,852	$4,583

Supplemental Lease Cash Flow Disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease obligations	$5,270	$7,818
The following tables set forth supplemental balance sheet information related to leases at December 31:

	2020	2019
Operating Leases
Operating lease right-of-use assets	$24,714	$24,039

Accounts payable and accrued liabilities	$3,537	3,451
Operating lease obligation	22,202	21,804
Total operating lease obligation	$25,739	$25,255

Finance Leases
Property, plant and equipment, at cost	$3,586	$3,534
Accumulated depreciation and amortization	(1,361)	(1,296)
Property, plant and equipment, net	$2,225	$2,238

Current portion of long-term debt	$189	$162
Long-term debt	1,847	1,872
Total finance lease obligation	$2,036	$2,034

	2020	2019
Weighted-Average Remaining Lease Term (years)
Operating leases	8.5	8.4
Finance leases	9.9	10.3

Weighted-Average Discount Rate
Operating leases	4.1%	4.2%
Finance leases	8.1%	8.4%

The following table provides the expected future minimum maturities of lease obligations:

	Operating Leases	Finance Leases
2021	$4,808	$350
2022	4,527	333
2023	4,094	300
2024	3,560	276
2025	2,904	272
Thereafter	11,230	1,609
Total lease payments	31,123	3,140
Less: imputed interest	(5,384)	(1,104)
Total	$25,739	$2,036